Investee Companies and Other Investments (Narrative) (Details) - 6 months ended Jun. 30, 2020 - Dorad Energy Ltd [Member] € in Thousands, ₪ in Thousands	ILS (₪)	EUR (€)
Disclosure of associates [line items]
Percentage of share capital holds	18.75%	18.75%
License expiration date	May 31, 2034	May 31, 2034
Amount financial agreement guarantees by direct share | €		€ 44,300
Amount financial agreement guarantees by indirect share | €		€ 4,100
NIS [Member]
Disclosure of associates [line items]
Amount financial agreement guarantees by direct share | ₪	₪ 172,000
Amount financial agreement guarantees by indirect share | ₪	₪ 16,000